Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Provision for income taxes	$ 246,686	$ 2,000,000	$ 353,792
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Provision for income taxes	$ 258,000	$ 2,000,000
Income subject to profits tax	$ 1,632,263		2,196,734
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	8.25%	8.25%
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	24.00%	24.00%
Income subject to profits tax	$ 19,235		$ 8,232